Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Net Loss Per Share Attributable to Common Stockholders (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Loss Per Share Attributable to Common Stockholders [Abstract]
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, diluted	804,775	548,822	704,310	499,300	524,297	416,362
Net Loss per share attributable to Nuvve common stockholders, diluted	$ (10.66)	$ (12.25)	$ (35.07)	$ (34.19)	$ (47.55)	$ (174.95)